Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Prepaid expenses and other current assets	$ 30,693	$ 35,090
Amount included in accounts receivable	10,224	$ 12,205
Former Chief Executive Officer
Related Party Transaction [Line Items]
Common stock outstanding ownership percentage		5.00%
Immediate Family Member of Management or Principal Owner
Related Party Transaction [Line Items]
Amount included in accounts payable and accrued expense		$ 2,400
Chief Executive Officer and a Director
Related Party Transaction [Line Items]
Amount included in accounts payable and accrued expense	400	600
Prepaid expenses and other current assets	0	200
Amount included in accounts receivable	300	900
Loan Lending Commitment Arrangement Fees | Goldman Sachs Lending Partners LLC
Related Party Transaction [Line Items]
Related party transaction amount	$ 300	500
Expense Reimbursement | Goldman Sachs Lending Partners LLC
Related Party Transaction [Line Items]
Related party transaction amount		$ 0
Maximum | Former Chief Executive Officer
Related Party Transaction [Line Items]
Common stock outstanding ownership percentage		5.00%